SCOPE OF CONSOLIDATION - Summary of Divestments (Details) - USD ($) $ in Millions					12 Months Ended
	Apr. 14, 2021	Dec. 09, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			$ 4,867		$ 4,215	$ 5,600	$ 4,867	$ 2,172
Intangible assets					494	320
Property, plant and equipment					30,075	30,622
Other assets					1,461	1,482
Total assets					90,512	82,052
Current liabilities					24,167	22,667
Non-current liabilities					15,001	19,148
Total liabilities					39,168	41,815
ArcelorMittal retained interest 62%					10,319	6,817
Gain on disposal/derecognition					$ 104	$ 1,460	101
Acciaierie d'Italia
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture (in percent)	62.00%				62.00%
Cash and cash equivalents					$ 92
Current liabilities					3,313
Non-current liabilities					1,365
Total net assets					$ 1,634
Disposal group, disposed of by sale, not discontinued operations | Acciaierie d'Italia
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	$ 4
Other current assets	2,446
Intangible assets	17
Property, plant and equipment	1,875
Other assets	297
Total assets	4,639
Current liabilities	2,204
Non-current liabilities	1,669
Total liabilities	3,873
Total net assets	766
Assigned receivables	$ 0
% of net assets sold (in percent)	100.00%
Total net assets disposed of	$ 766
ArcelorMittal retained interest 62%	1,205
Goodwill allocation	(52)
Consideration	0
Consideration receivable	0
Reclassification of foreign exchange and other	(283)
Gain on disposal/derecognition	$ 104
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal USA Divestment Business
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		$ 7
Other current assets		2,105
Intangible assets		12
Property, plant and equipment		3,341
Other assets		166
Total assets		5,631
Current liabilities		1,604
Non-current liabilities		3,938
Total liabilities		5,542
Total net assets		89
Assigned receivables		$ 0
% of net assets sold (in percent)		100.00%
Total net assets disposed of		$ 89
ArcelorMittal retained interest 62%		0
Goodwill allocation		(672)
Consideration		2,219
Consideration receivable		0
Reclassification of foreign exchange and other		2
Gain on disposal/derecognition		$ 1,460
Disposal group, disposed of by sale, not discontinued operations | Global Chartering Limited
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			0				0
Other current assets			14				14
Intangible assets			0				0
Property, plant and equipment			517				517
Other assets			21				21
Total assets			552				552
Current liabilities			229				229
Non-current liabilities			311				311
Total liabilities			540				540
Total net assets			12				12
Assigned receivables			$ 0				0
% of net assets sold (in percent)			50.00%
Total net assets disposed of			$ 6				6
ArcelorMittal retained interest 62%			0				0
Goodwill allocation			0				0
Consideration			(4)
Consideration receivable			6
Reclassification of foreign exchange and other			33
Gain on disposal/derecognition			$ 29
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal Italia remedies
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents				$ 0
Other current assets				1,386
Intangible assets				0
Property, plant and equipment				178
Other assets				11
Total assets				1,575
Current liabilities				1,046
Non-current liabilities				241
Total liabilities				1,287
Total net assets				288
Assigned receivables				$ 404
% of net assets sold (in percent)				100.00%
Total net assets disposed of				$ 692
ArcelorMittal retained interest 62%				0
Goodwill allocation				0
Consideration				518
Consideration receivable				174			$ 161
Reclassification of foreign exchange and other				72
Gain on disposal/derecognition				$ 72